Software, Equipment, And Property (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Schedule of Software,Equipment and Property
Software, equipment, and property as of June 30, 2021 and December 31, 2020, consist of the following (in thousands):

	June 30, 2021	December 31, 2020
Software, licenses and database	$125,269	$109,967
Computer equipment	29,510	27,733
Leasehold improvements	14,005	13,397
Furniture and other equipment	4,982	5,000
Building and land	4,910	4,910

Total software, equipment, and property	178,676	161,007

Less accumulated depreciation and amortization	(70,036)	(59,569)

Net software, equipment, and property	$108,640	$101,438

Software, equipment, and property as of December 31, 2020 and 2019, consist of the following (in thousands):

	2020	2019

Software, licenses and database	$109,967	$91,111
Computer equipment	27,733	22,229
Leasehold improvements	13,397	10,085
Furniture and other equipment	5,000	3,610
Building and land	4,910	4,910

Total software, equipment, and property	161,007	131,945

Less accumulated depreciation and amortization	(59,569)	(42,441)

Net software, equipment, and property	$101,438	$89,504